Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 9 - RELATED PARTY TRANSACTIONS

As of June 30, 2022, related parties of the Company consisted of the following:

Name of Related Party	Nature of Relationship
Zhentao Jiang	Former Director and principal shareholder
Wenjie Tang	Chief Executive Officer (“CEO”), Director, and shareholder
Yufeng Mi	Chief Technical Officer (“CTO”) and shareholder
Yang Cao	Director of Nanjing Lucun
HongKong Kisen Co., Limited	Company ultimately controlled by Chief Strategy Officer (“CSO”)

Due from related party

As of June 30, 2022 and December 31, 2021, due from related party consisted of the following:

	June 30,	December 31,
	2022	2021
Wenjie Tang	175,930	39,238
Total due from related party	$175,930	$39,238

Amounts due from related party are interest free, unsecured and could be settled on demand.

Due to related parties

The Company mainly finances its operations through proceeds borrowed from related parties. As of June 30, 2022 and December 31, 2021, due to related parties consisted of the following:

	June 30,	December 31,
	2022	2021
HongKong Kisen Co., Limited	$8,000,000	$-
Zhentao Jiang	881,593	1,119,465
Yufeng Mi	1,900	2,000
Yang Cao	89,400	94,108
Total due to related parties	$8,972,893	$1,215,573

The balance of due to related parties represents expenses incurred by related parties in the ordinary course of business. These amounts are interest free, unsecured and could be settled on demand.

From time to time, the Company borrowed $8.0 million from related parties and repaid $2,086 to related parties during the six months ended June 30, 2022. The Company borrowed $152,454 from related parties and repaid $9,707 to related parties during the six months ended June 30, 2021.